Schedule of Investments (unaudited) July 31, 2020	iShares® U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 22.1%
Associated Banc-Corp.	42,673	$547,921
BancorpSouth Bank	26,984	564,775
Bank of America Corp.	2,174,420	54,099,570
Bank of Hawaii Corp.	11,202	634,369
Bank OZK	33,911	815,560
BankUnited Inc.	25,656	516,712
BOK Financial Corp.	8,753	487,542
Cathay General Bancorp.	21,014	508,119
CIT Group Inc.	27,308	518,033
Citigroup Inc.	579,751	28,993,348
Citizens Financial Group Inc.	119,002	2,952,440
Comerica Inc.	38,604	1,487,026
Commerce Bancshares Inc.	27,868	1,595,722
Cullen/Frost Bankers Inc.	15,878	1,144,169
East West Bancorp. Inc.	39,282	1,361,514
Fifth Third Bancorp.	198,337	3,938,973
First Citizens BancShares Inc./NC, Class A	2,193	933,933
First Financial Bankshares Inc.	39,434	1,179,865
First Hawaiian Inc.	36,376	632,215
First Horizon National Corp.	154,348	1,430,806
First Republic Bank/CA	47,751	5,371,033
FNB Corp.	90,070	667,419
Fulton Financial Corp.	45,333	439,730
Glacier Bancorp. Inc.	24,626	869,544
Hancock Whitney Corp.	23,936	456,220
Home BancShares Inc./AR	42,848	699,708
Huntington Bancshares Inc./OH	283,049	2,623,864
International Bancshares Corp.	15,743	478,902
Investors Bancorp. Inc.	57,062	463,343
JPMorgan Chase & Co.	836,752	80,863,713
KeyCorp	271,528	3,261,051
M&T Bank Corp.	35,746	3,787,289
PacWest Bancorp.	32,903	601,302
People’s United Financial Inc.	117,922	1,272,378
Pinnacle Financial Partners Inc.	19,907	788,715
PNC Financial Services Group Inc. (The)	118,150	12,603,061
Popular Inc.	24,465	907,896
Prosperity Bancshares Inc.	25,912	1,439,671
Regions Financial Corp.	265,905	2,887,728
Signature Bank/New York NY	14,955	1,533,336
Sterling Bancorp./DE	53,995	607,444
SVB Financial Group(a)	14,365	3,221,639
Synovus Financial Corp.	41,275	831,691
TCF Financial Corp.	42,456	1,167,115
Texas Capital Bancshares Inc.(a)	14,291	474,747
Truist Financial Corp.	375,248	14,056,790
Trustmark Corp.	17,947	404,166
U.S. Bancorp	381,725	14,062,749
UMB Financial Corp.	11,983	596,753
Umpqua Holdings Corp.	61,239	664,443
United Bankshares Inc./WV	35,451	933,070
Valley National Bancorp	109,437	817,494
Webster Financial Corp.	25,429	693,449
Wells Fargo & Co.	1,039,025	25,206,747
Western Alliance Bancorp	25,825	928,409
Wintrust Financial Corp.	15,978	683,858
Zions Bancorp. N.A	45,504	1,477,515

		293,186,594

Security	Shares	Value

Capital Markets — 17.3%
Affiliated Managers Group Inc.	13,120	$902,525
Ameriprise Financial Inc.	34,069	5,234,020
Bank of New York Mellon Corp. (The)	224,390	8,044,381
BlackRock Inc.(b)	42,960	24,702,430
Blackstone Group Inc. (The), Class A	186,549	9,939,331
Cboe Global Markets Inc.	30,563	2,680,375
Charles Schwab Corp. (The)	319,088	10,577,767
CME Group Inc.	99,859	16,594,569
E*TRADE Financial Corp.	61,633	3,129,107
Eaton Vance Corp., NVS	31,627	1,143,000
Evercore Inc., Class A	11,257	622,512
FactSet Research Systems Inc.(c)	10,555	3,655,196
Federated Investors Inc., Class B	26,575	700,517
Franklin Resources Inc.	77,153	1,624,071
Goldman Sachs Group Inc. (The)	86,190	17,062,172
Interactive Brokers Group Inc., Class A(c)	21,552	1,068,979
Intercontinental Exchange Inc.	152,393	14,748,595
Invesco Ltd.	104,475	1,048,929
Janus Henderson Group PLC	42,680	891,585
Lazard Ltd., Class A	31,516	924,049
Legg Mason Inc.	23,307	1,165,117
LPL Financial Holdings Inc.	21,897	1,730,301
MarketAxess Holdings Inc.	10,558	5,455,319
Moody’s Corp.	44,905	12,631,776
Morgan Stanley	333,485	16,300,747
Morningstar Inc.	5,708	959,172
MSCI Inc.	23,675	8,901,326
Nasdaq Inc.	31,988	4,200,344
Northern Trust Corp.	57,939	4,539,521
Raymond James Financial Inc.	34,035	2,364,752
S&P Global Inc.	67,087	23,497,222
SEI Investments Co.	34,632	1,812,293
State Street Corp.	98,014	6,252,313
Stifel Financial Corp.	19,222	931,883
T Rowe Price Group Inc.	63,369	8,751,259
TD Ameritrade Holding Corp.	73,950	2,654,065
Tradeweb Markets Inc., Class A	21,440	1,159,261
Virtu Financial Inc., Class A	21,070	522,536

		229,123,317

Consumer Finance — 3.1%
Ally Financial Inc.	103,605	2,082,460
American Express Co.	183,821	17,154,176
Capital One Financial Corp.	126,797	8,089,649
Credit Acceptance Corp.(a)(c)	3,622	1,694,879
Discover Financial Services	85,312	4,216,972
FirstCash Inc.	11,510	663,436
Green Dot Corp., Class A(a)	13,645	691,665
LendingTree Inc.(a)(c)	2,151	744,870
Navient Corp.	48,291	384,396
OneMain Holdings Inc.	21,225	609,158
Santander Consumer USA Holdings Inc.	26,826	492,525
SLM Corp.	104,196	705,407
Synchrony Financial	149,697	3,312,795

		40,842,388

Diversified Financial Services — 8.2%
Berkshire Hathaway Inc., Class B(a)	533,855	104,518,132
Equitable Holdings Inc.	112,595	2,303,694
Voya Financial Inc.	35,034	1,730,679

		108,552,505

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 21.9%
Acadia Realty Trust	23,868	$287,371
Alexandria Real Estate Equities Inc.	35,143	6,239,640
American Campus Communities Inc.	38,203	1,361,555
American Homes 4 Rent, Class A	70,872	2,055,288
American Tower Corp.	123,453	32,269,380
Americold Realty Trust	55,591	2,243,097
Apartment Investment & Management Co., Class A	41,439	1,608,662
Apple Hospitality REIT Inc.	58,051	512,010
AvalonBay Communities Inc.	39,192	6,001,079
Boston Properties Inc.	40,262	3,586,942
Brandywine Realty Trust	47,346	512,757
Brixmor Property Group Inc.	82,261	946,824
Camden Property Trust	27,035	2,455,048
Colony Capital Inc.	134,467	258,177
Columbia Property Trust Inc.	32,610	390,016
CoreCivic Inc.	33,509	298,565
CoreSite Realty Corp.	11,197	1,444,973
Corporate Office Properties Trust	30,888	817,914
Cousins Properties Inc.	41,238	1,266,831
Crown Castle International Corp.	116,059	19,347,035
CubeSmart	53,743	1,594,555
CyrusOne Inc.	32,149	2,681,870
DiamondRock Hospitality Co.	56,428	260,697
Digital Realty Trust Inc.	74,720	11,995,549
Diversified Healthcare Trust	66,250	258,044
Douglas Emmett Inc.	45,773	1,333,825
Duke Realty Corp.	102,619	4,124,258
EastGroup Properties Inc.	10,837	1,437,636
EPR Properties	21,800	624,134
Equinix Inc.	24,650	19,362,082
Equity Commonwealth	33,693	1,063,688
Equity LifeStyle Properties Inc.	50,768	3,468,470
Equity Residential	97,414	5,224,313
Essex Property Trust Inc.	18,220	4,021,883
Extra Space Storage Inc.	35,972	3,717,346
Federal Realty Investment Trust	19,526	1,489,834
First Industrial Realty Trust Inc.	35,313	1,550,947
Gaming and Leisure Properties Inc.	57,627	2,086,674
GEO Group Inc. (The)	33,592	357,083
Healthcare Realty Trust Inc.	37,458	1,097,519
Healthcare Trust of America Inc., Class A	60,648	1,674,491
Healthpeak Properties Inc.	149,900	4,090,771
Highwoods Properties Inc.	28,917	1,108,678
Host Hotels & Resorts Inc.(c)	195,739	2,110,066
Hudson Pacific Properties Inc.	42,473	1,001,089
Invitation Homes Inc.	151,431	4,515,672
Iron Mountain Inc.	79,925	2,253,086
JBG SMITH Properties	32,560	944,566
Kilroy Realty Corp.	29,384	1,712,206
Kimco Realty Corp.	120,078	1,338,870
Lamar Advertising Co., Class A	23,969	1,575,482
Lexington Realty Trust	76,665	889,314
Life Storage Inc.	13,023	1,277,947
Macerich Co. (The)(c)	32,270	246,220
Mack-Cali Realty Corp.	25,648	369,844
Medical Properties Trust Inc.	147,345	2,966,055
Mid-America Apartment Communities Inc.	31,867	3,798,228
National Health Investors Inc.	12,414	769,668
National Retail Properties Inc.	47,742	1,692,454
Omega Healthcare Investors Inc.	62,989	2,039,584

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Outfront Media Inc.	40,521	$583,908
Paramount Group Inc.	52,959	377,598
Park Hotels & Resorts Inc.	66,179	547,300
Pebblebrook Hotel Trust	37,017	392,380
Physicians Realty Trust	56,236	1,014,497
Piedmont Office Realty Trust Inc., Class A	35,050	568,160
PotlatchDeltic Corp.	18,838	806,455
Prologis Inc.	205,683	21,683,102
PS Business Parks Inc.	5,556	766,450
Public Storage	41,862	8,367,376
Rayonier Inc.	38,551	1,070,947
Realty Income Corp.	95,637	5,743,002
Regency Centers Corp.	47,093	1,932,226
Retail Properties of America Inc., Class A	61,234	389,448
Rexford Industrial Realty Inc.	34,057	1,598,295
RLJ Lodging Trust	46,768	374,612
Ryman Hospitality Properties Inc.	15,494	496,118
Sabra Health Care REIT Inc.	57,068	841,182
SBA Communications Corp.	31,087	9,684,844
Service Properties Trust	47,176	316,079
Simon Property Group Inc.	85,147	5,308,915
SITE Centers Corp.	41,605	304,965
SL Green Realty Corp.	21,258	988,497
Spirit Realty Capital Inc.	28,572	984,591
STORE Capital Corp.	61,765	1,463,213
Sun Communities Inc.	27,369	4,103,434
Sunstone Hotel Investors Inc.	59,880	447,902
Taubman Centers Inc.	17,160	664,435
UDR Inc.	82,239	2,977,052
Urban Edge Properties	30,743	322,187
Ventas Inc.	103,929	3,986,716
VEREIT Inc.	299,238	1,948,039
VICI Properties Inc.	130,738	2,838,322
Vornado Realty Trust	44,083	1,521,745
Washington REIT	22,853	510,993
Weingarten Realty Investors	33,511	571,698
Welltower Inc.	116,261	6,226,939
Weyerhaeuser Co.	207,806	5,779,085
WP Carey Inc.	48,060	3,430,042
Xenia Hotels & Resorts Inc.	32,348	257,490

		290,218,101

Insurance — 13.7%
Aflac Inc.	199,814	7,107,384
Alleghany Corp.	3,995	2,086,668
Allstate Corp. (The)	87,477	8,256,954
American Financial Group Inc./OH	20,671	1,256,177
American International Group Inc.	239,857	7,709,004
Aon PLC, Class A	64,354	13,206,728
Arch Capital Group Ltd.(a)	113,064	3,476,718
Arthur J Gallagher & Co.	52,806	5,676,117
Assurant Inc.	16,630	1,787,226
Assured Guaranty Ltd.	24,138	526,933
Athene Holding Ltd., Class A(a)	33,195	1,070,539
Axis Capital Holdings Ltd.	23,445	940,613
Brighthouse Financial Inc.(a)	26,072	738,880
Brown & Brown Inc.	65,604	2,983,014
Chubb Ltd.	125,697	15,993,686
Cincinnati Financial Corp.	42,037	3,275,943
CNA Financial Corp.	7,590	252,747
CNO Financial Group Inc.	39,883	602,233

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Enstar Group Ltd.(a)	4,242	$712,444
Erie Indemnity Co., Class A, NVS	5,150	1,082,118
Everest Re Group Ltd.	11,161	2,441,915
Fidelity National Financial Inc.	80,190	2,594,948
First American Financial Corp.	31,087	1,585,748
Genworth Financial Inc., Class A(a)	139,466	284,511
Globe Life Inc.	27,186	2,164,006
Hanover Insurance Group Inc. (The)	10,555	1,075,343
Hartford Financial Services Group Inc. (The)	99,718	4,220,066
Kemper Corp.	17,032	1,337,353
Lincoln National Corp.	53,655	1,999,722
Loews Corp.	67,218	2,447,407
Markel Corp.(a)	3,843	4,014,167
Marsh & McLennan Companies Inc.	142,089	16,567,577
Mercury General Corp.	7,485	321,181
MetLife Inc.	214,837	8,131,580
Old Republic International Corp.	79,336	1,274,930
Primerica Inc.(c)	11,412	1,365,560
Principal Financial Group Inc.	70,897	3,008,160
ProAssurance Corp.	15,591	229,188
Progressive Corp. (The)	162,995	14,724,968
Prudential Financial Inc.	110,001	6,970,763
Reinsurance Group of America Inc.	18,882	1,609,691
RenaissanceRe Holdings Ltd.	13,976	2,520,991
RLI Corp.	11,096	977,890
Selective Insurance Group Inc.	16,740	909,652
Travelers Companies Inc. (The)	70,411	8,056,427
Unum Group	56,953	981,300
White Mountains Insurance Group Ltd.(c)	830	730,508
Willis Towers Watson PLC	35,851	7,529,069
WR Berkley Corp.	39,208	2,421,094

		181,237,841

IT Services — 11.2%
Mastercard Inc., Class A	197,143	60,824,530
Visa Inc., Class A	463,303	88,212,891

		149,037,421

Mortgage Real Estate Investment — 0.7%
AGNC Investment Corp.	155,280	2,111,808
Annaly Capital Management Inc.	398,953	2,956,242
Blackstone Mortgage Trust Inc., Class A	40,406	972,572
Chimera Investment Corp.	53,803	483,689
Invesco Mortgage Capital Inc.	50,479	154,971
MFA Financial Inc.	125,414	329,839
New Residential Investment Corp.	115,398	915,106
Starwood Property Trust Inc.	78,366	1,171,572
Two Harbors Investment Corp.	78,645	427,042

		9,522,841

Security	Shares	Value

Professional Services — 0.7%
CoStar Group Inc.(a)	10,961	$9,314,219

Real Estate Management & Development — 0.5%
CBRE Group Inc., Class A(a)	93,372	4,090,627
Cushman & Wakefield PLC(a)	45,713	489,129
Howard Hughes Corp. (The)(a)	12,500	664,875
Jones Lang LaSalle Inc.	14,329	1,417,282

		6,661,913

Thrifts & Mortgage Finance — 0.4%
Capitol Federal Financial Inc.	40,253	388,441
Essent Group Ltd.	30,982	1,110,085
MGIC Investment Corp.	94,015	777,504
New York Community Bancorp. Inc.	129,431	1,362,908
Radian Group Inc.	54,109	807,306
TFS Financial Corp.	14,443	209,135
Washington Federal Inc.	21,025	490,724

		5,146,103

Total Common Stocks — 99.8% (Cost: $1,545,921,498)		1,322,843,243

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(b)(d)(e)	4,816,561	4,821,859
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(b)(d)	1,773,000	1,773,000

		6,594,859

Total Short-Term Investments — 0.5% (Cost: $6,595,652)		6,594,859

Total Investments in Securities — 100.3% (Cost: $1,552,517,150)		1,329,438,102

Other Assets, Less Liabilities — (0.3)%		(3,787,361)

Net Assets — 100.0%		$1,325,650,741

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® U.S. Financials ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$30,405	$4,797,581	(a)	$—	$(5,334)	$(793)	$4,821,859	4,816,561	$17,288	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,623,000	150,000	(a)	—	—	—	1,773,000	1,773,000	1,002		—
BlackRock Inc.	16,255,051	12,331,953		(6,730,184)	477,044	2,368,566	24,702,430	42,960	145,015		—

					$471,710	$2,367,773	$31,297,289		$163,305		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	33	09/18/20	$1,063	$20,350
S&P Select Sector Financial E-Mini Index	38	09/18/20	2,804	66,307

				$86,657

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,322,843,243	$—	$—	$1,322,843,243
Money Market Funds	6,594,859	—	—	6,594,859

	$1,329,438,102	$—	$—	$1,329,438,102

Derivative financial instruments(a)
Assets
Futures Contracts	$86,657	$—	$—	$86,657

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4